     THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
       FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT
        AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 13, 2003 AND FOR WHICH A DE NOVO REQUEST WAS DENIED ON NOVEMBER 12, 2003.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2001
                Check here if Amendment [X]; Amendment Number: 2
                        This Amendment (Check only one):
                              [_] is a restatement
                              [X] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Staro Asset Management, L.L.C.
Address:  3600 South Lake Drive
          St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-5806

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Colin M. Lancaster
Title:    General Counsel
Phone:    (414) 294-7000

Signature, Place and Date of Signing:

/s/ Colin M. Lancaster            St. Francis, Wisconsin       December 5, 2003
--------------------------    ------------------------------   ----------------
(Signature)                   (City, State)                    (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           12

Form 13F Information Table Value Total:     $62,633
                                            --------------------
                                                  (thousands)

List of Other Included Managers:            None

------------------------------------------------------------------------------------------------------------------------------------

                                                              FORM 13F
                                                          INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
         Column 1:      Column 2: Column 3:   Column 4:           Column 5:               Column 6:   Column 7:       Column 8:
                                                          ------------------------------
          Name of       Title of    CUSIP       Value       Shares or    Shares/   Put/  Investment    Other      Voting Authority
                                                                                                               ---------------------
           Issuer         Class     Number     (X$1000)     Principal   Prn. Amt.  Call  Discretion   Managers  Sole   Shared  None
                                                             Amount
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.) Inc         Common   067383109       $ 3,902       60,500      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Community Savings
 Bankshares Inc         Common   204037105       $ 2,302      121,200      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Echostar Communications
 Corp                   Debt     278762AD1       $ 7,698        8,625      PRN              Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp       Common   370442832       $ 2,549      165,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
General Mtrs Corp       Option   370442902       $ 2,008        1,300              Call     Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co      Common   428236103       $   856       41,660      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
ICO Hldgs Inc           Common   449293109       $   125      106,350      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
International Game
 Technology             Option   459902902       $27,320        4,000              Call     Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Orion Power
 Holdings Inc           Common   686286105       $ 5,481      210,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Security Capital
 Group Inc              Common   81413P204       $ 2,537      100,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
Tyco International
 Ltd                    Option   902124906       $ 7,362        1,250              Call     Sole                 X
------------------------------------------------------------------------------------------------------------------------------------
USA Networks Inc        Common   902984103       $   492       18,000      SH               Sole                 X
------------------------------------------------------------------------------------------------------------------------------------

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